SHARE CAPITAL (Details Narrative)																1 Months Ended				2 Months Ended		3 Months Ended			6 Months Ended	12 Months Ended
	May 09, 2025 shares	Apr. 28, 2025 USD ($) $ / shares shares	Apr. 28, 2025 CAD ($) shares	Mar. 09, 2025 shares	Mar. 04, 2025 USD ($) shares	Feb. 25, 2025 USD ($) shares	Jan. 09, 2025 USD ($) $ / shares shares	Jan. 09, 2025 CAD ($) shares	Dec. 27, 2024 USD ($) shares	Sep. 26, 2024 USD ($) $ / shares shares	Sep. 13, 2024 USD ($)	Jun. 20, 2024 shares	May 30, 2024 shares	Apr. 09, 2024 USD ($) $ / shares shares	Jul. 20, 2021	Dec. 31, 2024 USD ($) $ / shares shares	Nov. 30, 2024 USD ($) $ / shares shares	Aug. 31, 2024 shares	Jul. 31, 2024 shares	Dec. 31, 2024 USD ($) $ / shares shares	Aug. 31, 2024 shares	Jun. 30, 2025 USD ($) $ / shares shares		Jun. 30, 2024 USD ($) shares	Jun. 30, 2025 USD ($) $ / shares	Mar. 31, 2025 USD ($) $ / shares shares		Mar. 31, 2024 USD ($) shares	Jun. 30, 2025 $ / shares	Apr. 28, 2025 $ / shares	Mar. 31, 2025 $ / shares	Jan. 09, 2025 $ / shares shares	Dec. 31, 2024 $ / shares	Nov. 30, 2024 $ / shares shares	Nov. 08, 2024 $ / shares shares	Nov. 08, 2024 $ / shares shares	Sep. 26, 2024 $ / shares	Apr. 09, 2024 $ / shares
Class of Stock [Line Items]
Voting description															the Company amended its Articles to create an unlimited number of Class A Subordinate Voting Shares and unlimited number of Class B Proportionate Voting Shares. Each Subordinate Voting Share shall entitle the holder thereof to one vote. Each Class B share shall entitle the holder thereof to 6.25 votes and such proportionate dividends and liquidation rights. Each Class B share is convertible, at the holder’s option, into 6.25 Subordinate Voting Shares.
Issuance of shares		916,666	916,666				471,809	471,809																7,111,827
Conversion of convertible securities, shares	4,253											255,185
Proceed from stock options exercised | $																										$ 2,951,695
Exercise of options and warrants | $																								$ 1,171,989		$ 2,964,090		$ 9,839,457
Share price | (per share)		$ 8.64					$ 29.55																							$ 12.00		$ 42.39
Proceeds from issuance of common stock		$ 7,929,900	$ 11,000,000				$ 13,947,001	$ 20,000,000
Warrant exercise price | (per share)		$ 8.80					$ 36.81			$ 22.54						$ 13.15				$ 13.15		$ 26.45	[1]		$ 26.45 [1]	$ 28.86	[2]		$ 36.08	12.00	$ 41.50	$ 52.92	$ 18.90
Cash commission percentage							8.00%																									8.00%
Compensation warrants		70,334	70,334
Number of aggregate unit percentage							8.00%																									8.00%
Compensation warrants reduced percentage							2.00%																									2.00%
Issuance of shares granted																								262,749		675,250		473,109
Issuance of shares										231,480						310,122	310,122							3,668
Issuance of offering | $										$ 3,686,000						$ 3,004,340	$ 3,004,340
Cash commission | $		$ 575,655
Legal fees | $		242,418
Compensation warrants | $		$ 495,635																				$ 975
Maximum [Member]
Class of Stock [Line Items]
Compensation warrants reduced percentage		7.00%
Minimum [Member]
Class of Stock [Line Items]
Compensation warrants reduced percentage		2.00%
Consulting Agreement [Member]
Class of Stock [Line Items]
Issuance of shares														1,852
Share price | (per share)														$ 26.85																								$ 36.45
Shares of fair value | $														$ 49,714
Compensation Warrants [Member]
Class of Stock [Line Items]
Warrant exercise price | (per share)																																			$ 9.39	$ 13.50
Compensation warrants share	70,334						26,420									13,615	13,615			13,615												26,420		13,615	6,765	6,765
Warrant Share [Member]
Class of Stock [Line Items]
Warrant exercise price | (per share)		$ 11.00								$ 32.40																				$ 15.00
Advisors [Member]
Class of Stock [Line Items]
Cash commission | $										$ 278,772						$ 174,113				$ 174,113
Legal fees | $										$ 41,257										$ 63,347
Advisors [Member] | Compensation Warrants [Member]
Class of Stock [Line Items]
Warrant exercise price | (per share)																$ 9.39	$ 9.39			$ 9.39													13.50	$ 13.50
Compensation warrants share																13,615	13,615			13,615														13,615
AGP Canada Investments ULC [Member]
Class of Stock [Line Items]
Warrant exercise price | (per share)							$ 29.49																									$ 42.39
Special Warrants Unit [Member]
Class of Stock [Line Items]
Conversion of convertible securities, shares				133,333														370,370	370,370
Warrant [Member]
Class of Stock [Line Items]
Issuance of shares				66,667		257,312												185,181	185,181
Warrant [Member] | Advisors [Member]
Class of Stock [Line Items]
Compensation warrants										10,562
Warrant [Member] | AGP Canada Investments ULC [Member]
Class of Stock [Line Items]
Compensation warrants							26,420	26,420
Surplus [Member]
Class of Stock [Line Items]
Exercise of options and warrants | $																										$ 1,075,242
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Restricted stock granted																						685,373
Issuance of shares granted, value | $											$ 18,617											$ 3,584				$ 439,973
Issuance of shares granted
Shares of fair value | $																									$ 4,025,461	$ 3,911,823
Class B Proportionate Voting Shares [Member]
Class of Stock [Line Items]
Issuance of shares													370,370
Subordinate Voting Shares [Member]
Class of Stock [Line Items]
Issuance of shares						510,370
Conversion of convertible securities, shares				133,333									2,314,815					370,370			370,370
Subordinate Voting Shares [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Restricted stock granted					80,247	9,259
Issuance of shares granted, value | $					$ 1,615,018	$ 211,731			$ 284,417
Issuance of shares granted									12,346
Class A Subordinate Voting Shares [Member]
Class of Stock [Line Items]
Shares issued, price per share | (per share)										$ 15.93						$ 9.69				$ 9.69													$ 13.50				$ 21.60

[1]	Converted at balance sheet rate.
[2]	Converted at balance sheet rate.